OLD MUTUAL ADVISOR FUNDS II

Supplement Dated May 10, 2006

This Supplement updates certain information contained in the currently effective Prospectus as Supplemented dated March 31, 2006, for the Class A and Class C shares of Old Mutual Advisor Funds II. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling toll-free 1-800-433-0051 or via the Internet at www.oldmutualcapital.com.

In the Prospectus as Supplemented dated March 31, 2006, the following Average Annual Total Returns Tables and Fees and Expenses Tables are deleted in their entirety and replaced with the following Average Annual Total Returns Tables and Fees and Expenses Tables:

Old Mutual Analytic U.S. Long/Short Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Analytic U.S. Long/Short Fund - Class A*
Returns Before Taxes	0.34%	-0.55%	8.55%
Analytic U.S. Long/Short Fund - Class A* After Taxes on Distributions	0.16%	-0.73%	6.56%
Analytic U.S. Long/Short Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	0.22%	-0.57%	6.21%

Analytic U.S. Long/Short Fund - Class C***
Returns Before Taxes	4.67%	-0.13%	8.37%

S&P 500 Index
(Reflects No Deduction for	4.91%	0.54%	9.07%
Fees, Expenses or Taxes)

*

The inception date of the Old Mutual Analytic U.S. Long/Short Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 9.38%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 9.24% and 7.99%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the contingent deferred sales charge (“CDSC”). The inception date of the Old Mutual Analytic U.S. Long/Short Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception to December 31, 2005 was 11.24%.

Prior to March, 2006, the Fund did not take short positions as part of its main investment strategies and the Fund’s performance prior to March, 2006 may not be indicative of how it will perform in the future.

Old Mutual Barrow Hanley Value Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/10/98)

Barrow Hanley Value Fund – Class A*
Returns Before Taxes	-6.97%	4.30%	10.29%
Barrow Hanley Value Fund – Class A* After Taxes on Distributions	-7.67%	2.96%	8.93%
Barrow Hanley Value Fund – Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-3.81%	2.97%	8.26%

Barrow Hanley Value Fund – Class C***
Returns Before Taxes	-2.91%	4.77%	10.36%

S&P 500 Index****
(Reflects No Deduction for	4.91%	0.54%	5.28%
Fees, Expenses or Taxes)

*

The inception date of the Old Mutual Barrow Hanley Value Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 6.17%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 5.70% and 5.22%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Barrow Hanley Value Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 8.02%.

****	The since inception returns for the S&P 500 Index were calculated as of August 31, 1998.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Heitman REIT Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Dow Jones Wilshire Real Estate Securities Index and the S&P 500 Index. The Dow Jones Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Past	Past
	1 Year	5 Years	10 Years

Heitman REIT Fund - Class A*
Returns Before Taxes	5.60%	16.70%	13.96%
Heitman REIT Fund - Class A* After Taxes on Distributions	2.91%	13.13%	10.72%
Heitman REIT Fund - Class A*/** After Taxes on Distributions
and Sale of Fund Shares	5.30%	12.50%	10.34%

Heitman REIT Fund - Class C***
Returns Before Taxes	10.24%	17.21%	13.79%

Dow Jones Wilshire Real Estate Securities Index (float adjusted)
(Reflects No Deduction for
Fees, Expenses or Taxes)	13.83%	18.99%	15.12%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.91%	0.54%	9.07%

*

The inception date of the Old Mutual Heitman REIT Fund’s Class A shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 21.21%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 18.18% and 17.02%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***	The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Heitman REIT Fund’s Class C shares was September 30, 2003. The returns shown for Class C shares prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 23.52%

Old Mutual TS&W Small Cap Value Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 2000® Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000® Value Index with lower price-to-book ratios and lower forecasted growth values. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/2000)
TS&W Small Cap Value Fund - Class A*
Returns Before Taxes	1.94%	16.94%	19.12%
TS&W Small Cap Value Fund - Class A* After Taxes on Distributions	0.21%	N/A	N/A
TS&W Small Cap Value Fund - Class A*/** After Taxes on Distributions and Sale
of Fund Shares	2.78%	N/A	N/A

TS&W Small Cap Value Fund - Class C***
Returns Before Taxes	6.40%	17.30%	19.38%

Russell 2000® Value Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	4.71%	13.55%	12.53%

*

The inception date of the Old Mutual TS&W Small Cap Value Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. Since Inception returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Fund’s predecessor as the predecessor was not registered under the Investment Company Act of 1940 and, unlike a registered investment company, not required to make distributions. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 21.88%.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual TS&W Small Cap Value Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 23.97%.

Old Mutual Dwight Intermediate Fixed Income Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Lehman Intermediate U.S. Aggregate Bond Index, a widely recognized, unmanaged index of fixed income securities with medium term durations. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past	Since Inception
	1 Year	(7/31/03)

Dwight Intermediate Fixed Income Fund - Class A
Returns Before Taxes	-2.43%	2.92%
Dwight Intermediate Fixed Income Fund - Class A After Taxes on Distributions	-3.69%	1.32%
Dwight Intermediate Fixed Income Fund - Class A* After Taxes on Distributions and
Sale of Fund Shares	-1.56%	1.56%

Dwight Intermediate Fixed Income Fund - Class C**
Returns Before Taxes	0.68%	4.24%

Lehman Intermediate U.S. Aggregate Bond Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	2.01%	3.19%

*

When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

**	The Past 1 Year Returns include the CDSC.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	Not Applicable	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	1.30%(3)	1.30%(3)
Total Other Expenses	1.55%	1.55%
Total Annual Operating Expenses Without Reimbursements and Waivers	2.00%	2.75%
Expense (Reduction)/Recoupment	-0.90%	-0.09%
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	1.10%(4)	1.85%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 1.10% and 1.85% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 1.10% and 1.85% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.

Old Mutual Dwight Short Term Fixed Income Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Merrill Lynch U.S. Treasuries, 1-3 years, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

			Since
	Past	Past	Inception
	1 Year	5 Years	(8/31/99)
Dwight Short Term Fixed Income Fund - Class A*
Returns Before Taxes	-2.96%	2.34%	3.24%
Dwight Short Term Fixed Income Fund - Class A* After Taxes on Distributions	-3.86%	0.94%	1.57%
Dwight Short Term Fixed Income Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-1.93%	1.15%	1.73%

Dwight Short Term Fixed Income Fund - Class C***
Returns Before Taxes	0.35%	2.70%	3.36%
Merrill Lynch U.S. Treasuries, 1-3 yrs
(Reflects No Deduction for
Fees, Expenses or Taxes)	1.67%	3.67%	4.85%

*

The inception date of the Old Mutual Dwight Short Term Fixed Income Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was -0.08%. The average annual total returns of Class A after taxes on distribution and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were -1.01% and -0.58%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is higher than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Dwight Short Term Fixed Income Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before from its inception to December 31, 2005 was 1.45%.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

FEES AND EXPENSES TABLE*

	CLASS A	CLASS C

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	Not Applicable
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	Not Applicable(1)	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	Not Applicable	0.50%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.51%(3)	0.51%(3)
Total Other Expenses	0.76%	0.76%
Total Annual Operating Expenses Without Reimbursements and Waivers	1.21%	1.71%
Expense (Reduction)/Recoupment	-0.26%	-0.26%
Total Net Annual Fund Operating Expenses With Reimbursements and Waivers	0.95%(4)	1.45%(4)
*	Expense information in the table has been restated to reflect current fees effective January 1, 2006.

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the “Policy Regarding Excessive or Short-Term Trading” section of this Prospectus for more details.

(3)

The “Management Fees” information in the table has been restated to reflect the current management fee arrangement with Old Mutual Capital, which includes fees for advisory and administrative services. The “Other Expenses” information in the table has been restated to reflect the elimination of the 0.1227% administrative service fee previously charged to the Fund.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed 0.95% and 1.45% for Class A and Class C shares, respectively. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its total operating expenses are less than 0.95% and 1.45% for Class A and Class C shares, respectively, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital has agreed not to seek reimbursement for fees waived or expenses absorbed by the Fund’s former adviser.

_______________________________________________________________________________ Distributor: Old Mutual Investment Partners, Member NASD

D-06-256 05/2006